Revenue (Deferred revenue) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract Liabilities Abstract
Beginning of year	$ 23,316	$ 14,382
Additions	45,978	16,531
Recognized in revenue	(2,463)	(7,596)
Effect of movements in exchange rates	14	(1)
End of year	$ 66,845	$ 23,316